Fair Value - Schedule of Liabilities that are Measured at Estimated Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liabilities that are Measured at Estimated Fair Value [Line Items]
Convertible Notes	$ 10	$ 10		$ 10,911
Warrant liability	6	55	$ 55	374
Convertible Notes and warrant liability, at fair value	16	65		11,285
Level 3 [Member]
Schedule of Liabilities that are Measured at Estimated Fair Value [Line Items]
Convertible Notes	10	10		10,911
Warrant liability	$ 6	$ 55		$ 374